Changes in Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Accounting Policies
3	CHANGES IN ACCOUNTING POLICIES
The following new standards, annual improvements and interpretations are mandatory for the first time for the Group’s financial year beginning on January 1, 2019 and are applicable for the Group:
IFRS 16 “Leases”
IFRIC – Int 23 “Uncertainty over income tax treatments”
Amendments to IAS 28 “Investments in associates and joint ventures”
Annual Improvements to IFRS Standards 2015-2017 Cycle
Amendments to IAS 19 “Employee benefits”
Amendments to IFRS 9 “Financial instruments”
New standards, annual improvement or interpretation to IFRS and IAS effective for the financial year beginning on January 1, 2018 do not have a material impact on the Group other than IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers”, details of which are set out in note 3(b) and 3(c), respectively.
New standards, annual improvement or interpretation to IFRS and IAS effective for the financial year beginning on January 1, 2019 do not have a material impact on the Group other than IFRS 16, details of which are set out in note 3(d).
In addition, the IASB also published a number of new standards, amendments to standards and interpretations which are effective for the financial year beginning on or after January 1, 2020 and have not been early adopted by the Group (see note 40). Management is assessing the impact of such new standards and amendments to standards and will adopt the relevant standards and amendments to standards in the subsequent periods as required.

(a)	Impact on the financial statements as of January 1, 2018
This note explains the impact of the adoption of IFRS 9 and IFRS 15 on the Group’s financial statements as of January 1, 2018.
As explained in note 3(b), in accordance with the transitional provisions, IFRS 9 was adopted without restating the comparative figures. And as explained in note 3(c), IFRS 15 was generally adopted using the modified retrospective approach without restating comparative figures. The reclassifications and the adjustments are therefore recognized in the balance sheets on January 1, 2018.
The following tables show the adjustments recognized for each individual line item. Line items that were not affected by the changes have not been included. The adjustments are explained in more detail in note 3(b) and note 3(c).
Consolidated Balance Sheet
s
(Extract)

	December 31, 2017 (As previously reported)	Changes in accounting policy – IFRS 9	Changes in accounting policy – IFRS 15	January 1, 2018 (As restated)

	Million	Million	Million	Million
Assets
Non-current assets
Investments accounted for using the equity method	132,499	(2,194)	—	130,305
Deferred tax assets	33,343	24	(2,879)	30,488
Financial assets at fair value through other comprehensive income	—	44	—	44
Available-for-sale financial assets	44	(44)	—	—
Other non-current assets	—	—	6,469	6,469

Current assets
Contract assets	—	—	4,139	4,139
Accounts receivable	24,153	(195)	—	23,958
Financial assets at fair value through profit or loss	—	65,630	—	65,630
Available-for-sale financial assets	65,630	(65,630)	—	—

Equity and liabilities
Liabilities
Current liabilities
Accrued expenses and other payables	190,866	—	(782)	190,084
Deferred revenue	85,282	—	(385)	84,897

Equity
Reserves	583,506	(2,365)	8,896	590,037

(b)	IFRS 9 “Financial Instruments”
IFRS 9 replaces the provisions of IAS 39 “Financial Instruments: Recognition and Measurement” that mainly affect the recognition, classification and measurement of financial assets and financial liabilities and impairment of financial assets of the Group.
The adoption of IFRS 9 from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. The new accounting policies are set out in note 2(l) above. In accordance with the transitional provisions, comparative figures have not been restated.

Classification and measurement
On January 1, 2018 (the date of initial application of IFRS 9), the Group’s management assessed the classification of the financial assets according to their business models and classified its financial instruments into the appropriate IFRS 9 categories.

(i)	Reclassification of debt investment from available-for-sale financial assets to FVPL
In accordance with IFRS 9, the Group assessed and reclassified wealth management products issued by banks (“WMPs”) from available-for-sale financial assets to financial assets at FVPL (RMB65,630 million as of January 1, 2018).

(ii)	Equity investments previously classified as available-for-sale financial assets that are not held for trading
For long-term investments, which are not held for trading and not expected to be sold in the short term, the Group elected to present in other comprehensive income for the changes in their fair value. As a result, RMB44 million were reclassified from available-for-sale financial assets to financial assets at FVOCI and accumulated fair value gains of RMB19 million were reclassified from the available-for-sale financial assets reserve to the FVOCI reserve on January 1, 2018, both of which are included in capital reserves.
Impairment

(i)	Accounts receivable and contract assets
Upon the adoption of the simplified expected credit loss model, the related retained profits were reduced by RMB165 million and the PRC statutory reserves were reduced by RMB6 million as of January 1, 2018.

(ii)	Other financial assets at amortized cost
Other financial assets at amortized cost include cash and cash equivalents, bank deposits and other receivables, etc. They are considered to be of low credit risk and thus management considers that the expected credit loss is insignificant.
Impact from the adoption of IFRS 9 by investments accounted for using the equity method
Shanghai Pudong Development Bank Co., Ltd. (“SPD Bank”), a major associate of the Group has adopted IFRS 9 for the year beginning January 1, 2018 without restating the comparative figures in accordance with the transitional provisions stipulated in IFRS 9. Accordingly, the balance of investment accounted for using the equity method, the retained profits and PRC statutory reserves of the Group as of January 1, 2018 were reduced by RMB2,194 million, RMB2,194 million, and RMB548 million, respectively; while the other comprehensive income of the Group as of the same date was increased by RMB548 million.

(c)	IFRS 15 “Revenue from Contracts with Customers”
The adoption of IFRS 15 from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. The new accounting policies are set out in note 2(r) above.

(i)	The impact on the Group’s equity
Accounting for multiple performance obligations
Prior to the adoption of IFRS 15, the consideration received from offerings which include the provision of services and sale of mobile handset, was allocated to each element using the residual method. Upon the adoption of IFRS 15, the total consideration from arrangement with multiple performance obligations, such as mobile services, telecommunication related products (such as handsets), customer point rewards and/or other promotional goods/services, is allocated to each performance obligation based on their relative stand-alone selling prices.
In addition, prior to the adoption of IFRS 15, certain subsidies, payable to third party agents in respect of customer contracts obtained and ultimately enjoyed by end customers, were expensed as incurred. Upon the adoption of IFRS 15, such payments via the third party agents are qualified as consideration payable to a customer and accounted for as a reduction of the transaction price.
To reflect these changes in policy, as of January 1, 2018, the Group recognized contract assets of RMB5,654 million, net of a related impairment provision amounting to RMB303 million, reduced its contract liabilities and receipts-in-advance by RMB1,167 million, respectively. Accordingly, the impact on the Group’s equity as of the same date were an increase of RMB4,188 million of retained profits, and an increase of RMB1,025 million of the PRC statutory reserves, respectively.

Accounting for costs incurred to obtain a contract and to fulfil a contract
Upon the adoption of IFRS 15, the Group recognizes contract costs for incremental commission expenses paid to the agents in conjunction with obtaining customer contracts, which were previously expensed as incurred. And such cost is amortized using the straight-line method over the expected duration of the customer contract. When the expected amortization period is one year or less, the Group utilizes the practical expedient and expenses the costs as incurred.
Upon the adoption of IFRS 15, the Group recognized contract costs incurred to fulfil a contract for the costs directly related to the Group’s telecommunications service contracts and are not within the scope of another accounting standard, which were previously expensed as incurred. Such cost is amortized using the straight-line method over the expected duration of the customer contract.
To reflect the above changes in policy, as of January 1, 2018, the Group recognized contract costs of RMB4,954 million. Accordingly, the impact on the Group’s equity as of the same date were an increase of RMB2,973 million of retained profits, and an increase of RMB710 million of the PRC statutory reserves, respectively.

(ii)	Summary of effects arising from initial application of IFRS 15
The following table shows the impact from the adoption of IFRS 15 relative to IAS 18 “Revenue” on certain impacted financial statement line items in the Group’s consolidated statements of comprehensive income for the year ended December 31, 2018 and consolidated balance sheets as of December 31, 2018. Line items that were not affected by the initial application have not been included. The impacted areas are consistent with those disclosed in note 3(c)(i).
Consolidated Statement
s
of Comprehensive Income
(Extract)

	2018
	As reported	Adjustments	Amounts without adoption of IFRS 15

	Million	Million	Million
Operating revenue
Revenue from telecommunications services	670,907	10,833	681,740
Revenue from sales of products and others	65,912	(5,821)	60,091
Operating expenses
Network operation and support expenses	200,007	86	200,093
Selling expenses	60,326	6,048	66,374
Cost of products sold	66,231	847	67,078
Other operating expenses	40,775	(32)	40,743
Consolidated Balance Sheet
s
(Extract)

	As of December 31, 2018
	As reported	Adjustments	Balances without adoption of IFRS 15

	Million	Million	Million
Assets
Non-current assets
Deferred tax assets	29,654	3,301	32,955
Other non-current assets	8,442	(8,442)	—
Current assets
Contract assets	5,022	(5,022)	—
Equity and liabilities
Liabilities
Current liabilities
Accrued expenses and other payables	195,572	68	195,640
Deferred revenue	63,185	177	63,362
Equity
Reserves	650,275	(10,408)	639,867

(d)	IFRS 16 “Leases”

(i)	Initial application
The Group applied the IFRS 16 from its mandatory adoption date of January 1, 2019. The Group has applied the simplified transition approach and not restated comparative amounts for the year prior to first adoption, with the cumulative effect of initial adoption recognized as an adjustment to the opening balance sheets.
As of January 1, 2019,
right-of-use
assets of the Group are measured on transition as if IFRS 16 have had always been applied. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019, which was within the range between 3.5% and 4.0%.
In applying IFRS 16, the Group has used the practical expedients permitted by the standard, including: applying a single discount rate to a portfolio of leases with reasonably similar characteristics; accounting for leases with a remaining lease term of less than 12 months as of January 1, 2019 in the same way as short-term leases; excluding initial direct costs for the measurement of the right-of-use
asset at the date of initial application and using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.
The Group considers that the assets and liabilities arising from the lease are generated in a single transaction, therefore, the Group applies IAS 12 “Income Taxes” requirements to the leasing transaction as a whole. Temporary differences relating to right-of-use assets and lease liabilities are assessed on a net basis.

(ii)	The reconciliation between the operating lease commitments disclosed as of December 31, 2018 and the lease liabilities recognized as of January 1, 2019 is as follows:

	Note	Million
Operating lease commitments disclosed as of December 31, 2018		220,301
Discounted using the lessee’s incremental borrowing rate at the date of initial application		202,651
Less: Short-term leases and low-value leases recognized on a straight-line basis as expense		(5,827)
Contracts reassessed as service arrangement	(i)	(90,520)
Variable lease payments not recognized as lease liabilities	(ii)	(26,097)

Lease liabilities recognized as of January 1, 2019		80,207

Of which:
Current portion		19,917
Non-current portion		60,290
Notes:

(i)	Contracts reassessed as service arrangement primarily comprise non-lease component of lease contracts of telecommunications towers and related assets, lines and network assets, etc..

(ii)
Variable lease payments not recognized as lease liabilities primarily comprise variable lease payments not based on an index or a rate of lease contracts of telecommunications towers and related assets.

(iii)	Summary of effects arising from initial application of IFRS 16
The following table shows the impact from the adoption of IFRS 16 on certain impacted financial statement line items in the Group’s consolidated balance sheets as of December 31, 2018. Line items that were not affected by the changes have not been included.
Consolidated Balance Sheets (Extracted)

	December 31,	Changes in
	2018	accounting	January 1,
	(As previously	policy	2019
	reported)	– IFRS 16	(As restated)
	Million	Million	Million
Assets
Non-current assets
Right-of-use assets	—	84,289	84,289
Land use rights and others	27,778	(4,665)	23,113
Investments accounted for using the equity method	145,325	(1,216)	144,109
Deferred tax assets	29,654	488	30,142

Current assets
Prepayments and other current assets	27,002	(1,811)	25,191

Equity and liabilities
Liabilities
Current liabilities
Lease liabilities	—	19,917	19,917

Non-current liabilities
Lease liabilities – non-current	—	60,290	60,290
Deferred tax liabilities	822	(16)	806
Equity
Reserves	650,275	(3,106)	647,169

To ensure the consistency of the accounting policies adopted by the Group and its associates and joint ventures, the opening balance of investment accounted for using the equity method, the opening retained profits and PRC statutory reserves of the Group as of January 1, 2019 were reduced by RMB1,216 million, RMB1,202 million and RMB14 million, respectively upon the adoption of IFRS 16, which were included in the table above.